Other Liabilities - Summary of Other Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Payable for purchase of property, plant and equipment	¥ 3,507	¥ 3,420
Civil Aviation Development Fund and airport tax payable	554	714
Sales agent deposits	574	446
Other taxes payable	460	501
Deposit received for chartered flights	207	259
Others	2,514	2,438
Total	¥ 7,816	¥ 7,778